Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	19 Months Ended	24 Months Ended	26 Months Ended	29 Months Ended	31 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	43 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2021	Jun. 11, 2021	Mar. 25, 2019	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000137888
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Tactical Fixed Income Fund
Accumulated Value				$ 9,628					$ 10,724				$ 11,603				$ 11,722				$ 12,230				$ 12,835		$ 13,991		$ 12,621	$ 13,477	$ 15,059	$ 15,454
C000137889
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Tactical Fixed Income Fund
Accumulated Value				10,000					11,073				11,885				11,917				12,341				12,854		13,915		12,449	13,194	14,638	14,924
C000137890
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Tactical Fixed Income Fund
Accumulated Value				25,000					27,937				30,297				30,696				32,073				33,771		36,908		33,384	35,739	40,029	41,187
C000225122
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Tactical Investment Grade Bond Fund
Accumulated Value	$ 25,000				$ 24,743					$ 22,578				$ 23,103				$ 25,412				$ 25,361
C000225125
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Tactical U.S. Allocation Fund
Accumulated Value		$ 25,000				$ 27,125					$ 22,981				$ 25,593				$ 33,575				$ 35,277
C000209835
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Ultra Short Bond Fund
Accumulated Value			$ 9,625				$ 9,856					$ 10,076				$ 10,114				$ 10,121				$ 10,641		$ 11,226		$ 11,713
C000209836
Account Value [Line Items]
Line Graph and Table Measure Name								Navigator Ultra Short Bond Fund
Accumulated Value			25,000				25,404					25,829				25,991				26,051				27,456		29,046		30,429
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,437				10,531				10,315				11,502				12,214		12,155		10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,437				10,531				10,315				11,502				12,214		12,155		10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				25,000					26,093				26,328				25,787				28,755				30,535		30,389		25,623	25,714	28,426	30,177
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 25,000				$ 24,777					$ 20,891				$ 20,965				$ 23,177				$ 24,604
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 25,000				$ 27,242					$ 23,262				$ 25,621				$ 35,361				$ 42,947
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,584					11,239				11,185				9,431				9,465		10,463		11,107
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			25,000				26,461					28,098				27,963				23,578				23,662		26,158		27,769
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Index
Accumulated Value				10,000					11,014				11,996				12,113				13,129				13,587		15,017		13,252	14,078	16,397	17,735
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Index
Accumulated Value				10,000					11,014				11,996				12,113				13,129				13,587		15,017		13,252	14,078	16,397	17,735
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Index
Accumulated Value				$ 25,000					$ 27,535				$ 29,991				$ 30,284				$ 32,822				$ 33,968		$ 37,543		$ 33,130	$ 35,194	$ 40,992	$ 44,337
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Accumulated Value			10,000				10,197					10,397				10,414				10,308				10,767		11,384		11,885
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Accumulated Value			$ 25,000				$ 25,492					$ 25,993				$ 26,034				$ 25,770				$ 26,918		$ 28,460		$ 29,712